Annual Total Returns- JPMorgan US GARP Equity Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan US GARP Equity Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.38%	15.95%	34.30%	16.39%	2.15%	5.70%	31.89%	(3.53%)	29.12%	27.78%